Income Tax Expense - Deferred Tax Charged to Other Comprehensive Income (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 TWD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 TWD ($)	Dec. 31, 2017 TWD ($)
Income tax relating to components of other comprehensive income [abstract]
Unrealized gain (loss) on valuation of financial assets at fair value through other comprehensive income	$ (7,016)		$ 17,005
Remeasurement of defined benefit obligations	4,183		(11,992)	$ 8,642
Impact of change in tax rate			(887)
Total	$ (2,833)	$ (95)	$ 4,126	$ 8,642